Employee Benefits - Schedule of Fixed Number of Beneficiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits Details [Abstract]
Fair value of plan assets	$ (216,548)	$ (204,527)
Present value of the obligation	360,232	361,259
Total employee benefit liability	$ 143,684	$ 156,732